Liquidity and Going Concern (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)
Liquidity and Going Concern [Abstract]
Financial statements are issued going concern	one	one
Net cash provided by (used in) operating activities	¥ (95,451,476)	$ (626,527)	¥ (163,374,972)
Working capital	221,182,466	$ 1,451,806
Cash	¥ 212,493,024			$ 1,394,769	¥ 337,911,102